Note 31 - Related Party Transactions - Remuneration of Directors (Details) - USD ($)		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Statement Line Items [Line Items]
Base salary/NED fees	[1]	$ 1,180,831
Annual bonus	[1],[2]	275,000
Compensation for loss of office	[1]	740,667
Year ended	[1]	2,196,498		$ 1,253,000
Director, Subhransu Mukherjee [member]
Statement Line Items [Line Items]
Base salary/NED fees		212,790
Annual bonus	[2]	200,000
Compensation for loss of office		740,667
Year ended		1,153,457		855,000
Director, Edward Reginelli [member]
Statement Line Items [Line Items]
Base salary/NED fees		181,500
Annual bonus	[2]	75,000
Compensation for loss of office
Year ended		256,500
Director, Edward Hastings [member]
Statement Line Items [Line Items]
Base salary/NED fees		377,699
Annual bonus
Compensation for loss of office
Year ended		377,699		34,000
Director, Raj Chellaraj [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	105,735
Annual bonus
Compensation for loss of office
Year ended	[1]	105,735		104,000
Director, Suranga Chandratillake [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	58,742
Annual bonus
Compensation for loss of office
Year ended	[1]	58,742		65,000
Director, Andy Cunningham [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	58,742
Annual bonus
Compensation for loss of office
Year ended	[1]	58,742		65,000
Director, Ujjal Kohli [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	70,490
Annual bonus
Compensation for loss of office
Year ended	[1]	70,490		65,000
Director, Mark Opzoomer [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1],[3]	84,588
Annual bonus
Compensation for loss of office
Year ended	[1],[3]	84,588		65,000
Director, Eric Singer [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	18,797
Annual bonus
Compensation for loss of office
Year ended		18,797	[1]
Director, John Mutch [member]
Statement Line Items [Line Items]
Base salary/NED fees	[1]	11,748
Annual bonus
Compensation for loss of office
Year ended		$ 11,748	[1]

[1]	Non-Executive Directors' fees are set at 50,000 for all Directors except for the Chairman of Board whose fees are set at 80,000. The above table includes the value in $ using an exchange rate of $1.4098 to 1.
[2]	Bonus payments are made to Executive Directors only and are determined based on the following performance conditions: individual Executive Directors' Management Business Objectives ("MBOs") and Company operating performance. There was no bonus earned in FY2018. Mr. Edward Reginelli's bonus payment during FY2018 related to a sign on incentive and Mr. Mukherjee's bonus related to his separation agreement.
[3]	Fees paid to Mr. Opzoomer include UK VAT.